Goodwill - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 01, 2022	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill impairment charge	$ 0	$ 0		$ 0	$ 0	$ 40,000	$ 0
Accumulated goodwill impairment			$ 92,600			$ 92,600
Percentage of decline in stock price			45.00%			68.00%
Percentage of decline in revenue						24.00%
Goodwill			$ 85,166			$ 85,166	$ 125,166	$ 125,166
Valuation Technique, Discounted Cash Flow [Member]
Goodwill [Line Items]
Percentage of fair value reporting units						50.00%
Valuation Methodologies One [Member]
Goodwill [Line Items]
Percentage of fair value reporting units						25.00%
Valuation Methodologies Two [Member]
Goodwill [Line Items]
Percentage of fair value reporting units						25.00%